RESTRUCTURING ACTIVITIES - Restructuring charges by segment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Total	$ 20.9	$ 2.3	$ 27.9	$ 7.1	$ 30.3	$ 26.3	$ 31.3
Operating segments | Institutional
Restructuring Cost and Reserve [Line Items]
Total					25.6	6.9	7.7
Operating segments | Food & Beverage
Restructuring Cost and Reserve [Line Items]
Total					0.8	0.8	4.1
Corporate, Non-Segment [Member]
Restructuring Cost and Reserve [Line Items]
Total					$ 3.9	$ 18.6	$ 19.5